Goodwill and other intangible assets - Additional Information (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 15, 2021	Jul. 31, 2020
Goodwill and other intangible assets
Amortization Of Intangible Assets				$ 9,134,000	$ 6,397,000	$ 9,370,000
Goodwill on acquisition				$ 49,171,000
Changes in the carrying amount of goodwill	$ 0	$ 0			0
Goodwill impairment charge			$ 0
K2 Capital Group LLC
Goodwill and other intangible assets
Identifiable intangible assets							$ 2,887,000
Discounted cash flow approach | Minimum
Goodwill and other intangible assets
Cost of equity discount rate	11.34%			11.34%
Discounted cash flow approach | Maximum
Goodwill and other intangible assets
Cost of equity discount rate	15.13%			15.13%
Trademarks | E-Loan
Goodwill and other intangible assets
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				$ 5,400,000
Identifiable intangible assets	$ 700,000	6,100,000		700,000	6,100,000
Customer relationship
Goodwill and other intangible assets
Finite-Lived Customer Relationships, Gross	14,286,000	$ 26,397,000		14,286,000	$ 26,397,000
Customer relationship | Credit card portfolio acquisition
Goodwill and other intangible assets
Amortization Of Intangible Assets				15,000,000.0
Finite-Lived Customer Relationships, Gross	$ 14,200,000			14,200,000
Banco Popular de Puerto Rico
Goodwill and other intangible assets
Step 1 Fair Value Excess Over Carrying Amount			$ 1,500,000,000					$ 282,000,000
Percentage excess of fair value of reporting unit over equity value			50.00%					9.00%
Goodwill on acquisition				0
Popular U.S.
Goodwill and other intangible assets
Step 1 Fair Value Excess Over Carrying Amount			$ 412,000,000					$ 215,000,000
Percentage excess of fair value of reporting unit over equity value			24.00%					13.00%
Goodwill on acquisition				49,171,000
Popular U.S. | K2 Capital Group LLC
Goodwill and other intangible assets
Goodwill on acquisition				$ 49,000,000
Banco Popular de Puerto Rico and Popular Bank
Goodwill and other intangible assets
Percentage Of Goodwill			91.00%